Equity - Ordinary Shares (Details) - $ / shares	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
Equity
Ordinary shares, shares authorized	490,222,616	490,222,616	490,222,616
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	10,000,000	10,000,000	10,000,000
Ordinary shares, shares outstanding	10,000,000	10,000,000	10,000,000